CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Loss for the period	$ (11,632,000)	$ (5,209,000)	$ (5,486,000)
Adjustment for items not affecting cash:
Amortization, depletion and impairment losses	15,728,000	2,628,000	4,493,000
Stock based compensation	77,000	8,000	188,000
Non-cash financing expenses	575,000	530,000	961,000
Non-cash foreign exchange on financial contract liability	591,000	(474,000)	(212,000)
Miscellaneous non-cash items	(93,000)	(25,000)
Gain on settlement of financial contract liability	(6,857,000)
Loss on disposal of E&E assets			175,000
Change in fair value of derivative liability		(153,000)	(1,073,000)
Loss on debt extinguishment		918,000
Adjustment to financial contract liability			(63,000)
Cash flows used in operations	(1,611,000)	(1,777,000)	(1,017,000)
Changes in operating working capital	720,000	219,000	667,000
Total Cash Flows used in Operating Activities	(891,000)	(1,558,000)	(350,000)
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Deposits	(3,000)	34,000	48,000
E&E expenditures		(7,000)	(2,000)
Additions to property and equipment	(781,000)	(449,000)	(528,000)
Proceeds from sale of E&E assets			84,000
Reclamation expenditures	(15,000)	(3,000)	(53,000)
Changes in investing working capital	214,000	32,000	178,000
Total Cash Flows used in Investing Activities	(585,000)	(393,000)	(273,000)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Repayment of bank credit facility			(147,000)
Advance of loans from related parties		450,000	350,000
Repayment of loans from related parties			(300,000)
Convertible debt, net of financing costs	486,000
Shares issued for cash, net of share issue costs		2,332,000	884,000
Changes in financing working capital	6,000	38,000	(61,000)
Total Cash Flows from Financing Activities	492,000	2,820,000	726,000
CHANGE IN CASH AND CASH EQUIVALENTS	(984,000)	869,000	103,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,010,000	141,000	38,000
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 26,000	$ 1,010,000	$ 141,000